Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 4 – Shareholders’ Equity

Share Capital
– The Company has 10,000,000,000 and 5,000,000,000 Ordinary Shares of authorized capital and 1,580,693,413 and 1,525,693,393 Ordinary Shares outstanding at December 31, 2018 and December 31, 2017, respectively.

On June 26, 2017, previously issued Deferred B Shares and Deferred C Shares were converted into 10 Ordinary Shares.

On October 20, 2017, the Company issued an aggregate of 3,480,000

ADSs representing 348,000,000 Ordinary Shares for gross proceeds of $17.4 million with issuance costs of approximately $1.7 million generating net proceeds of approximately $15.7 million.

On July 19, 2018, the Company issued 10 Ordinary Shares each to two directors.

Purchase Agreement and Registration Rights Agreement with Aspire Capital

On September 26, 2018, the Company entered into a Purchase Agreement with Aspire Capital, which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $20.0 million of the Company’s ADS, with each ADS representing one hundred (
100
) Ordinary Shares, during a 30-month period beginning on the effective date of a registration statement related to the transaction. Concurrently with entering into the Purchase Agreement, the Company also entered into a registration rights agreement with Aspire Capital (the “Registration Rights Agreement”), in which the Company agreed to file one or more registration statements, as permissible and necessary to register under the Securities Act of 1933, as amended (the “Securities Act”), the sale of the Company’s securities that have been and may be issued to Aspire Capital under the Purchase Agreement.

Under the Purchase Agreement, after the Securities and Exchange Commission (the “SEC”) has declared effective the registration statement referred to above (which occurred in February 2019), on any trading day selected by the Company, the Company has the right, in its sole discretion, to present Aspire Capital with a purchase notice (each, a “Purchase Notice”), directing Aspire Capital (as principal) to purchase up to 150,000 ADSs per business day and up to $20.0 million of the Company’s ADSs in the aggregate at a per share price (the “Purchase Price”) equal to the lesser of:

•	the lowest sale price of the Company’s ADSs on the purchase date; or

•
the arithmetic average of the three (3) lowest closing sale prices for the ADSs during the ten (10) consecutive business days ending on the business day immediately preceding such Purchase Date (to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction).

In addition, on any date on which the Company submits a Purchase Notice to Aspire Capital in an amount of 150,000 ADSs, the Company also has the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of ADSs equal to up to 30% of the aggregate shares of the Company’s ADSs traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of 250,000 ADSs. The purchase price per share pursuant to such VWAP Purchase Notice is generally
97
% of the volume-weighted average price for the Company’s ADSs traded on its principal market on the VWAP Purchase Date.

The Purchase Price will be adjusted for any reorganization, recapitalization, non-cash dividend, stock split, or other similar transaction occurring during the period(s) used to compute the Purchase Price. The Company may deliver multiple Purchase Notices and VWAP Purchase Notices to Aspire Capital from time to time during the term of the Purchase Agreement, so long as the most recent purchase has been completed.

The Purchase Agreement provides that the Company and Aspire Capital shall not effect any sales under the Purchase Agreement on any purchase date where the closing sale price of the Company’s ADSs is less than $0.25. There are no trading volume requirements or restrictions under the Purchase Agreement, and the Company will control the timing and amount of sales of the Company’s ADSs to Aspire Capital. Aspire Capital has no right to require any sales by the Company but is obligated to make purchases from the Company as directed by the Company in accordance with the Purchase Agreement. There are no limitations on use of proceeds, financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the

Purchase Agreement. In consideration for entering into the Purchase Agreement, concurrently with the execution of the Purchase Agreement, the Company issued to Aspire Capital 30,000,000 Ordinary Shares of the Company (the “Commitment Shares”) and sold to Aspire Capital 25,000,000 Ordinary Shares (the “Initial Shares”) for $0.02 per share (equivalent to $2.00 per ADS). The Company recorded the value of the Commitment shares as deferred financing costs and included the costs in current assets. They are amortized proportionally as the Company sells shares to Aspire. As of December 31, 2018, the Company recognized $
15,000
of such costs and included the costs in additional paid-in capital. The Purchase Agreement may be terminated by the Company at any time, at its discretion, without any cost to the Company. Aspire Capital has agreed that neither it nor any of its agents, representatives and affiliates shall engage in any direct or indirect short-selling or hedging of the Company’s securities during any time prior to the termination of the Purchase Agreement. Any proceeds the Company receives under the Purchase Agreement are expected to be used for working capital and general corporate purposes.

Share option plan
–
In accordance with the Company’s 2014 Equity Incentive Plan (the “Plan”), the number of shares that may be issued upon exercise of options under the Plan shall not exceed 183,083,207 Ordinary Shares. At December 31, 2018, 88,986,209 Ordinary Shares are available for future issuance under the Plan. The option plan is administered by the Company’s board of directors and grants are made pursuant thereto by the compensation committee. The per share exercise price for the shares to be issued pursuant to the exercise of an option shall be such price equal to the fair market value of the Company’s Ordinary Shares on the grant date and set forth in the individual option agreement. Options expire ten years after the grant date and typically vest over one to four years.

The following is a summary of the Company’s share option activity and related information for employees and directors for the years ended December 31, 2018, 2017 and 2016:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding as of January 1, 2016	61,362,198	$0.34			-
Changes during the period:
Granted	22,700,000	$1.14	$0.09
Forfeited	(4,690,000)	$0.21	$0.12
Options outstanding at December 31, 2016	79,372,198	$0.29			-
Changes during the period:
Granted	50,700,000	$0.05	$0.03
Forfeited	(40,010,200)	$0.32	$0.19
Options outstanding at December 31, 2017	90,061,998	$0.15			$266,011
Changes during the period:
Granted	41,150,000	$0.02	$0.01
Forfeited	(37,115,000)	$0.07	$0.05
Options outstanding at December 31, 2018	94,096,998	$0.12		8.4	$-
Exercisable options at December 31, 2018	39,272,865	$0.21		7.3	$-

The Company measures compensation cost for all share-based awards at fair value on the date of grant and recognizes compensation expense in general administrative and research and development expenses within its Consolidated Statements of Comprehensive Loss using the straight-line method over the service period over which it expects the awards to vest.

The Company estimates the fair value of all time-vested options as of the date of grant using the Black-Scholes option valuation model, which was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. Option valuation models require the input of highly subjective assumptions, including the expected share price volatility, which is calculated based on the historical volatility of peer companies. The Company uses a risk-free interest rate, based on the U.S. Treasury instruments in effect at the time of the grant, for the period comparable to the expected term of the option. Given its limited history with share option grants and exercises, the Company uses the “simplified” method in estimating the expected term, the period of time that options granted are expected to be outstanding, for its grants.

The Company classifies its stock-based payments as either liability-classified awards or as equity-classified awards. The Company re-measures liability-classified awards to fair value at each balance sheet date until the award is settled. The Company measures equity-classified awards at their grant date fair value and does not subsequently re-measure them. The Company has classified its stock-based payments, which are settled in ordinary shares as equity-classified awards, and share-based payments that are settled in cash as liability-classified awards. Compensation costs related to equity-classified awards generally are equal to the grant-date fair value of the award amortized over the vesting period of the award. The liability for liability-classified awards generally is equal to the fair value of the award as of the balance sheet date multiplied by the percentage vested at the time. The Company charges (or credits) the change in the liability amounts from one balance sheet date to another to stock-based compensation expense.

Below are the assumptions used for the options granted during the years ended December 31, 2018, 2017 and 2016:

		December 31,
	2018	2017	2016
Expected dividend yield	0%	0%	0%
Expected volatility	70.52%- 82.23%	78.77%- 82.03%	74.18%- 80.71%
Risk-free interest	2.49%- 3.13%	1.21%- 2.21%	1.03%- 1.52%
Expected life	5.5 - 6.25 years	5.5 - 6.25 years	5.5 - 6.25 years

The following is a summary of the Company’s share options granted separated into ranges of exercise price:

Exercise price (range) ($)	Options outstanding at December 31, 2018	Weighted average remaining contractual life (years)	Weighted average exercise price ($)	Options exercisable at December 31, 2018	Remaining contractual life (years for exercisable options)	Weighted average exercise price ($)
0.02 - 0.05	54,300,000	9.39	0.03	7,187,500	8.54	0.05
0.12 - 0.19	18,834,629	7.32	0.15	14,936,711	7.29	0.16
0.32	20,782,369	6.72	0.32	16,968,654	6.72	0.32
1.56 - 2.00	180,000	4.43	1.62	180,000	4.43	1.62
	94,096,998			39,272,865

During the years ended December 31, 2018, 2017 and 2016, the Company recorded approximately $1,649,000, $2,735,000 and $3,933,000, respectively, in stock-based compensation expenses for employees and directors. At December 31, 2018, there was approximately $1,665,000 of unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Company’s share option plans which the Company expects to recognize over 1.7 years.

Warrants to service providers and investors –
At December 31, 2018 there were no warrants outstanding. During the twelve months ended December 31, 2018, 399,160 warrants to purchase Ordinary Shares expired.